Retirement Annuities and Life, Auto, Homeowners and Group Insurance

July 13, 2012

VIA EDGAR

Sonny Oh, Esq.

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

Re:	Horace Mann Life Insurance Company Qualified Group Annuity Separate Account

Registration Statement on Form N-4

File Numbers 333-138322 and 811-21974

Dear Mr. Oh:

Horace Mann Life Insurance Company (the “Company”), on its own behalf and on behalf of Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the “Separate Account”), provides this letter to the Securities and Exchange Commission (the “Commission”) in respect to the above-referenced filing.

The Company acknowledges that:

•

should the Commission or the Commission staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Commission staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company, on behalf of the Separate Account, from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the Company, on behalf of the Separate Account, may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments, please call me at 217-788-5706 or Maureen Bolinger at 217-788-5720.

Very truly yours,

/s/ Elizabeth E. Arthur

Elizabeth E. Arthur

Assistant General Counsel, Horace Mann Life Insurance Company

The Horace Mann Companies    1 Horace Mann Plaza    Springfield, Illinois 62715-0001

217-789-2500 www.horacemann.com